Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents		$ 517,338	$ 3,417,796
Restricted cash			986,304
Short-term investments			1,557,104
Accounts receivable, net		11,462,009	7,802,035
Notes receivable		19,806	14,250
Inventories		381,144	522,940
Advances to suppliers		9,282,753	16,889,585
Prepaid expenses and other current assets		7,725,054	642,070
Current assets of discontinued operation			6,600,125
Total current assets		37,550,743	41,403,659
Non-current assets:
Property, plant and equipment, net		9,835,010	7,844,566
Intangible assets, net			2,057,625
Land use right, net		1,618,859	1,677,007
Goodwill, net			1,780,569
Deferred tax assets, net			991,025
Long-term investments, net		11,004,115	14,857,156
Other non-current assets		9,050,951	9,126,592
Non-current assets of discontinued operation			1,488,997
Total non-current assets		31,508,935	43,956,004
Total assets		69,059,678	85,359,663
Current liabilities:
Short-term borrowings		3,371,260	5,186,958
Long-term borrowings, current		1,632,252	634,120
Accounts payable		281,165	190,315
Advances from customers		160,687	143,723
Income tax payable		104,808	93,777
Accrued expenses and other payables		941,080	2,313,724
Current liabilities of discontinued operation			7,022,723
Total current liabilities		11,681,932	16,891,846
Non-current liabilities:
Long-term borrowings		6,425,060	7,461,240
Non-current liabilities of discontinued operation			23,069
Total non-current liabilities		6,425,060	7,484,309
Total liabilities		18,106,992	24,376,155
Commitments and contingencies (Note 20)
EQUITY
Ordinary shares (par value of $1.00 per share; 4,000,000 shares authorized; 107,007 and 732,031 shares issued and outstanding as of September 30, 2024 and 2025, respectively) *	[1]	732,031	107,007
Subscription receivable		(7,800)	(7,800)
Additional paid-in capital		81,240,651	82,176,550
Statutory reserve		106,655	366,071
Accumulated deficits		(30,520,902)	(22,087,948)
Accumulated other comprehensive loss		(3,156,108)	(1,986,591)
Total EZGO Technologies Ltd.’s shareholders’ equity		48,394,527	58,567,289
Non-controlling interests		2,558,159	2,416,219
Total equity		50,952,686	60,983,508
Total liabilities and equity		69,059,678	85,359,663
Related Party
Current assets:
Amounts due from related parties, current		8,162,639	2,971,450
Non-current assets:
Amounts due from a related party, non-current			4,132,467
Current liabilities:
Amounts due to related parties		$ 5,190,680	$ 1,306,506

[1]	Giving retroactive effect to the 25 to 1 reverse share split on November 7, 2025, while the concurrent changes in par value of ordinary shares of the Company from $1.00 per share to no par value will be reflected prospectively in the consolidated financial statements (Note 19).